Shareholders' Equity (Tables)	3 Months Ended
Mar. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of stock options activity
	Total Options Outstanding	Weighted Average Remaining Term (Years)	Weighted Average Exercise Price	Weighted Average Fair Value at Issue
Outstanding December 31, 2021	3,585,310	7.80	$2.64	$2.02
Issued	561,667		2.00	1.63
Cancelled	–
Outstanding March 31, 2022	4,146,977	7.87	$2.56	$1.97
Outstanding March 31, 2022, vested and exercisable	2,465,264	7.25	$2.73	$2.06

Schedule of black scholes valuation model to determine the fair value of the options issued
March 31, 2022
Fair Value per Share	$2.00
Expected Term	6.5
Expected Dividend	$—
Expected Volatility	107.88%
Risk free rate	1.89%

Schedule of stock-based compensation expense
	Three months ended March 31,
	2022	2021
Research and development options expense	$76,390	$66,631
Total research and development expenses	76,390	66,631
General and administrative options and warrants expense	490,799	407,156
Stock issued to consultants and employees	416,423	850,900
Total general and administrative expenses	907,222	1,258,056
Total stock-based compensation expense	$983,612	$1,324,687

Schedule of activity in warrants
	Total Warrants	Weighted Average Remaining Term (Years)	Weighted Average Exercise Price	Average Intrinsic Value
Outstanding December 31, 2021	7,990,271	2.63	$4.82	0.14
Issued	6,042,888		$1.74
Outstanding March 31, 2022	14,033,159	3.07	$3.49	0.27